OTHER OPERATING INCOME (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of Other Operating Income [abstract]
Summary of Other Operating Income
The item composition as of the indicated dates is detailed below:

Items	03.31.25	03.31.24
Other Adjustments and Interest for Sundry Credits	23,900,117	57,881,005
Safety Deposit Boxes Rental	12,959,067	5,018,689
Other Financial Income	4,041,290	6,506,938
Other Income from Services	75,693,578	45,370,115
Unaffected Allowances	46,659	319,003
Other Sundry	49,252,330	30,788,500
Total	165,893,041	145,884,250